Note Debt Securities Available for Sale (Amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of debt securities AFS) (Parenthetical) (Detail) - Debt securities available-for-sale - USD ($)
$ in Billions
	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale
Pledged Financial Instruments, Not Separately Reported, Securities	$ 8.9	$ 6.6
Pledged Financial Instruments, Not Separately Reported, Securities for Other Debt Facilities	$ 7.9	$ 5.6